Expected credit loss measurement - Sensitivity analysis (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
ECL Measurement Sensitivity Analysis [Line Items]
Period used for economic forecast	3 years
Description Of Basis Of Inputs And Assumptions And Estimation Techniques Used To Measure 12 month And Lifetime Expected Credit Losses	The models applied to determine point-in-time PDs and LGDs rely on market and statistical data, which has been found to correlate well with historically observed defaults in sufficiently homogeneous segments.
Description Of How Forward-looking Information Has Been Incorporated Into Determination Of Expected Credit Losses	Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can move in both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management generally look for scenario narratives that reflect the key risk drivers of a given credit portfolio.
UBS AG
ECL Measurement Sensitivity Analysis [Line Items]
Period used for economic forecast	3 years
Description Of Basis Of Inputs And Assumptions And Estimation Techniques Used To Measure 12 month And Lifetime Expected Credit Losses	The models applied to determine point-in-time PDs and LGDs rely on market and statistical data, which has been found to correlate well with historically observed defaults in sufficiently homogeneous segments.
Description Of How Forward-looking Information Has Been Incorporated Into Determination Of Expected Credit Losses	Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can move in both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management generally look for scenario narratives that reflect the key risk drivers of a given credit portfolio.